Government Subsidies - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Government Subsidies [Line Items]
Income from government subsidy	$ 2,180	$ 4,128
Canadian Emergency Wage Subsidy
Disclosure Of Government Subsidies [Line Items]
Income from government subsidy	$ 2,100	4,000
Canadian Emergency Rent Subsidy
Disclosure Of Government Subsidies [Line Items]
Income from government subsidy		$ 100